Interim Condensed Consolidated Statements of Cash Flows - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2026		Jun. 30, 2025
Cash flows from Operating Activities
Loss for the Period	[1]	€ (47,938)		€ (34,476)
Adjustments for:
Amortization and depreciation	[2]	10,110		20,286
Impairment of assets	[2]			(2,449)
Expected credit loss for trade and other receivables	[2]	(294)		(61)
Other Impairments	[2]	1,727		(278)
Change in provisions	[2]	(893)		(716)
Government grants	[2]	(1,185)		(374)
Financial income	[2]	(18)		(343)
Financial expenses	[2]	14,504		8,192
Change in fair value of derivative warrant liabilities	[2]	7,234		(1,100)
Exchange differences	[2]	3,524		(11,654)
Income tax credit	[2]	(30)		976
Share based payments expense	[2]	203		573
Results from disposals of right of use	[2]	(1,181)
Changes in
- inventories	[2]	7,529		20,832
- trade and other financial receivables	[2]	(2,002)		8,678
- other assets	[2]	(2,681)		(779)
- trade and other financial payables	[2]	(2,912)		2,536
- contract liabilities	[2]	11,459		2,276
Net cash used in operating activities	[2]	(2,844)		12,119
Cash flows from Investing Activities
Acquisition of intangible assets	[2]	(3,275)		(974)
Acquisition of property, plant and equipment	[2]	(99)		(6,220)
Other current financial assets	[2]			21,374
Net cash used in investing activities	[2]	(3,374)		14,180
Cash flows from Financing Activities
Proceeds from government grants	[2]	(64)		445
Proceeds from loans	[2]	8,878		364,884
Repayments of loans	[2]			(380,741)
Payment of principal portion of lease liabilities	[2]	(2,153)		(3,074)
Payment of interest on lease liabilities	[2]	(798)		(892)
Interest and bank fees paid	[2]			(7,123)
Net cash from financing activities	[2]	21,712		(3,258)
Net increase in cash and cash equivalents	[2]	15,494		23,041
Cash and cash equivalents at beginning of period	[2]	4,446		20,036
Exchange gains/(losses)	[2]	8		(15,773)
Cash and cash equivalents at the end of the period		19,948	[3]	27,304	[2]
Equity attributable to owners of parent [member]
Cash flows from Operating Activities
Loss for the Period		(47,627)		(33,679)
Private Placement [Member]
Cash flows from Financing Activities
Proceeds from issuing equity instruments	[2]	€ 15,849		22,677
ATM [Member]
Cash flows from Financing Activities
Proceeds from issuing equity instruments	[2]			403
Warrants Conversion And Other [Member]
Cash flows from Financing Activities
Proceeds from issuing equity instruments	[2]			€ 163

[1]	Unaudited
[2]	Unaudited
[3]	Unaudited